UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

Alpine Global Premier Properties Fund

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1- Schedule of Investments

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund

July 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (103.2%)

Australia (2.4%)
CSR, Ltd.	1,000,000	$2,889,319
Mirvac Group	3,000,000	3,790,172
Stockland	3,400,000	11,392,487
Westpac Banking Corp.	150,000	3,365,013

		21,436,991

Brazil (18.7%)
Aliansce Shopping Centers SA	1,141,210	9,889,972
BHG SA-Brazil Hospitality Group *	835,619	10,943,303
BR Malls Participacoes SA	1,963,473	22,865,088
BR Properties SA	1,008,449	11,197,403
Brasil Brokers Participacoes SA	563,300	2,578,863
Brookfield Incorporacoes SA	519,300	2,283,668
Brookfield Incorporacoes SA *	26,527	119,563
Cyrela Brazil Realty SA Empreendimentos e Participacoes	205,000	2,009,221
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,501,000	12,872,489
Direcional Engenharia SA	1,587,302	10,623,977
Gafisa SA	1,902,400	9,200,116
Iguatemi Empresa de Shopping Centers SA	665,538	14,547,982
MRV Engenharia e Participacoes SA	1,510,200	11,198,569
Multiplan Empreendimentos Imobiliarios SA	905,000	19,548,957
PDG Realty SA Empreendimentos e Participacoes	3,394,328	17,947,248
Rossi Residencial SA	660,609	4,962,501
Sonae Sierra Brasil SA	225,000	3,510,978
Tecnisa SA	78,189	598,952

		166,898,850

Canada (0.1%)
Brookfield Residential Properties, Inc. *	105,112	1,047,967

Chile (0.5%)
Parque Arauco SA	2,378,557	4,939,080

China (3.2%)
C C Land Holdings, Ltd.	5,759,253	2,165,147
CapitaRetail China Trust	5,414,000	5,575,417
China Construction Bank Corp.	2,500,000	2,017,642
Franshion Properties China, Ltd.	14,185,760	3,895,112
KWG Property Holding, Ltd.	3,729,934	2,613,048
NWS Holdings, Ltd.	1,728,792	2,519,850
Renhe Commercial Holdings Co., Ltd.	20,390,000	4,028,946
Soho China, Ltd.	3,478,500	3,151,013
Yanlord Land Group, Ltd.	2,672,014	2,762,775

		28,728,950

Egypt (0.4%)
Talaat Moustafa Group *	5,125,000	3,690,206

France (5.8%)
Accor SA	345,526	15,276,876
Club Mediterranee SA *	64,714	1,537,083
CNP Assurances	50,000	965,596
Edenred	250,000	7,206,050
Eurosic, Inc.	60,000	2,944,207
Gecina SA	25,000	3,476,937
Kaufman & Broad SA *	76,644	1,982,335
Lagardere SCA	50,000	1,948,435
Nexity SA	298,719	13,437,018
Total SA	50,000	2,714,303

		51,488,840

Germany (3.1%)
Alstria Office REIT-AG	279,197	4,067,945
Deutsche Boerse AG *	57,457	4,266,697
DIC Asset AG	653,242	6,974,117
Prime Office REIT AG *	800,000	6,443,056
Sirius Real Estate, Ltd. *	4,996,244	2,674,215
Treveria PLC *	11,057,500	2,859,932

		27,285,962

Hong Kong (0.9%)
Mandarin Oriental International, Ltd.	1,956,000	4,107,600
Newton Resources Ltd *	20,338	4,671
The Hongkong & Shanghai Hotels, Ltd.	2,378,062	3,759,131

		7,871,402

India (0.9%)
Hirco PLC *	2,434,368	2,597,332
Unitech Corporate Parks PLC *	2,504,000	883,692
Yatra Capital, Ltd. *	666,500	4,223,428

		7,704,452

Italy (0.6%)
ENI SpA	250,000	5,453,033

Japan (1.7%)
Daito Trust Construction Co., Ltd.	31,000	2,987,855
Frontier Real Estate Investment Corp.	707	6,419,342
Mitsui Fudosan Co., Ltd.	96,000	1,831,837
Sumitomo Realty & Development Co., Ltd.	159,219	3,941,955

		15,180,989

Mexico (0.5%)
OHL Mexico SAB de CV *	1,906,000	4,108,424

Netherlands (1.0%)
Corio NV	51,027	3,120,894
Eurocommercial Properties NV	54,886	2,628,592
Koninklijke Boskalis Westminster NV	75,000	3,166,746

		8,916,232

Norway (1.3%)
Fred Olsen Energy ASA	50,000	1,938,971
Norwegian Property ASA	4,454,505	9,390,010

		11,328,981

Philippines (1.2%)
SM Prime Holdings, Inc. (1)	40,000,000	10,953,963

Poland (0.4%)
Atrium European Real Estate, Ltd.	251,807	1,614,447
Globe Trade Centre SA *	272,727	1,617,307

		3,231,754

Portugal (0.2%)
EDP - Energias de Portugal SA	500,000	1,738,648

Russia (1.4%)
Etalon Group, Ltd.-GDR *(2)(3)	300,000	2,100,000
LSR Group-GDR (2)(3)	650,000	4,907,500
PIK Group-GDR *(2)(3)	751,845	2,924,677
RGI International, Ltd. *	837,461	2,323,954

		12,256,131

Singapore (10.6%)
ARA Asset Management, Ltd. (3)	21,782,640	27,406,943
Ascott Residence Trust	6,710,582	6,604,136
Banyan Tree Holdings, Ltd.	8,655,400	6,289,739
CapitaCommercial Trust	19,044,300	22,300,858
CapitaMalls Asia, Ltd.	5,000,000	5,958,807
Global Logistic Properties, Ltd. *	6,594,924	11,063,654
Mapletree Industrial Trust	454,545	462,435
Parkway Life REIT	3,503,000	5,411,162
Starhill Global REIT	8,007,071	4,322,395
Suntec REIT	4,000,000	5,099,244

		94,919,373

Spain (1.0%)
Abertis Infraestructuras SA	500,000	9,217,709

Sweden (2.6%)
Hufvudstaden AB-A Shares	502,471	5,642,556
JM AB	751,945	14,611,259
Skanska AB-B Shares	163,200	2,661,462

		22,915,277

Thailand (2.4%)
Central Pattana PCL	5,155,000	6,351,928
LPN Development PCL-NVDR	500,000	189,438
Minor International PCL	23,771,800	10,680,373
SC Asset Corp. PCL	8,063,800	4,136,669

		21,358,408

Turkey (2.7%)
Emlak Konut Gayrimenkul Yatirim Ortakligi	16,075,152	24,550,207

United Kingdom (6.6%)
Great Portland Estates PLC	1,260,478	8,611,233
Hammerson PLC	1,500,000	11,468,820
LXB Retail Properties PLC *	1,480,000	2,818,043
Metric Property Investments PLC	1,162,791	2,061,358
Regus PLC	8,485,015	14,749,475
Shaftesbury PLC	1,241,180	10,420,976
Songbird Estates PLC *	3,442,069	8,517,357

		58,647,262

United States (33.0%)
AG Mortgage Investment Trust, Inc. *	180,000	3,475,800
Alexander’s, Inc.	28,411	11,392,811
Alexandria Real Estate Equities, Inc.	123,739	10,146,598
American Capital Agency Corp.	594,970	16,611,562
Annaly Capital Management, Inc.	48,000	805,440
Apollo Commercial Real Estate Finance, Inc.	488,352	7,598,757
Brookfield Properties Corp.	1,026,485	19,451,891
CBL & Associates Properties, Inc.	1,404,353	24,941,309
Chatham Lodging Trust	435,098	6,770,125
Chesapeake Lodging Trust	167,412	2,762,298
Chimera Investment Corp.	4,231,660	13,033,513
Colony Financial, Inc.	965,507	17,002,578
Cypress Sharpridge Investments, Inc.	471,664	5,806,184
DiamondRock Hospitality Co.	581,974	5,947,774
Digital Realty Trust, Inc.	31,200	1,909,752
DuPont Fabros Technology, Inc.	57,143	1,456,575
Entertainment Properties Trust	147,800	6,871,222
Excel Trust, Inc.	576,923	6,617,307
General Growth Properties, Inc.	870,929	14,640,316
Host Hotels & Resorts, Inc.	410,569	6,507,519
Hudson Pacific Properties, Inc.	34,376	524,234
Invesco Mortgage Capital, Inc.	800,000	15,664,000
Lennar Corp.-Class A	233,750	4,135,038
MFA Financial, Inc.	3,460,500	25,919,145
Ocwen Financial Corp. *	276,059	3,558,401
PennyMac Mortgage Investment Trust	200,000	3,202,000
ProLogis, Inc.	273,572	9,747,370
RLJ Lodging Trust	200,000	3,444,000
Simon Property Group, Inc.	122,665	14,782,359
SL Green Realty Corp.	150,000	12,303,000
Starwood Property Trust, Inc.	496,100	9,624,340
Two Harbors Investment Corp.	831,429	8,148,004

		294,801,222
TOTAL COMMON STOCKS (Identified Cost $790,918,993)		920,670,313

PREFERRED STOCKS (0.2%)

United States (0.2%)
Beazer Homes USA, Inc., 7.500%	70,000	1,150,800
CBL & Associates Properties, Inc.-Series D, 7.375%	10,000	245,600

		1,396,400
TOTAL PREFERRED STOCKS (Identified Cost $1,953,000)		1,396,400

WARRANTS (0.0%) (4)

Thailand (0.0%) (4)
Minor International PCL
expires 10/12/31 at 13.00 (Thailand Baht)*	2,377,180	250,271

TOTAL WARRANTS (Identified Cost $0)		250,271

EQUITY-LINKED STRUCTURED NOTES (3.4%)

Australia (2.0%)
Westfield Group-Macquarie Bank, Ltd.	2,000,000	17,489,718

France (0.3%)
Veolia Environment SA-Morgan Stanley BV	120,000	2,725,223

India (0.8%)
Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. *	761,600	2,467,142
Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc. *	313,700	1,016,206
Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. *	850,000	4,073,037

		7,556,385

United Kingdom (0.3%)
InterContinental Hotels Group PLC-Morgan Stanley BV	150,000	2,974,310

TOTAL EQUITY-LINKED STRUCTURED NOTES (Identified Cost $34,513,655)		30,745,636

TOTAL INVESTMENTS (Identified Cost $827,385,648) - (106.8%) (5)		953,062,620

LIABILITIES IN EXCESS OF OTHER ASSETS - (-6.8%)		(60,517,829)

NET ASSETS (100.0%)		$892,544,791

* Non-income producing security.
(1) Affiliated issuer.
(2) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.4% of the Fund’s net assets.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of July 31, 2011, securities restricted under Rule 144A had a total value of $37,339,120 which comprised 4.2% of the Fund’s net assets.

(4) Less than 0.05% of Net Assets.
(5) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Premier Properties Fund

July 31, 2011 (Unaudited)

1. ORGANIZATION:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

	Valuation Inputs

Investments in Securities at Value*	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$21,436,991	$—	$—	$21,436,991
Brazil	166,898,850	—	—	166,898,850
Canada	1,047,967	—	—	1,047,967
Chile	4,939,080	—	—	4,939,080
China	28,728,950	—	—	28,728,950
Egypt	3,690,206	—	—	3,690,206
France	51,488,840	—	—	51,488,840
Germany	27,285,962	—	—	27,285,962
Hong Kong	7,871,402	—	—	7,871,402
India	7,704,452	—	—	7,704,452
Italy	5,453,033	—	—	5,453,033
Japan	15,180,989	—	—	15,180,989
Mexico	4,108,424	—	—	4,108,424
Netherlands	8,916,232	—	—	8,916,232
Norway	11,328,981	—	—	11,328,981
Philippines	10,953,963	—	—	10,953,963
Poland	3,231,754	—	—	3,231,754
Portugal	1,738,648	—	—	1,738,648
Russia	2,323,954	9,932,177	—	12,256,131
Singapore	94,919,373	—	—	94,919,373
Spain	9,217,709	—	—	9,217,709
Sweden	22,915,277	—	—	22,915,277
Thailand	—	21,358,408	—	21,358,408
Turkey	24,550,207	—	—	24,550,207
United Kingdom	58,647,262	—	—	58,647,262
United States	294,801,222	—	—	294,801,222
Preferred Stocks	1,396,400	—	—	1,396,400
Warrants	250,271	—	—	250,271
Equity-Linked Structured Notes	30,745,636		—	30,745,636

Total	$921,772,035	$31,290,585	$—	$953,062,620

	Valuation Inputs

Other Financial Instruments*	Level 1	Level 2	Level 3	Total Value

Liabilities
Forward Currency Contracts	$—	$(1,038,691)	$—	$(1,038,691)

Total	$—	$(1,038,691)	$—	$(1,038,691)

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended July 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

The Fund accounts for uncertainty related to income taxes in accordance with U.S. GAAP. The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

As of July 31, 2011 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$228,603,287

Gross depreciation (excess of tax cost over value)	(179,480,739)

Net unrealized appreciation/(depreciation)	$49,122,548

Cost of investments for income tax purposes	$903,940,072

Distributions: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The Fund held the following forward currency contracts at July 31, 2011:

Description	Expiration Date	Contracts to Deliver/Receive		Settlement Value	Current Value	Unrealized Loss

Contracts Sold:

Euro	10/14/11	40,440,000	(EUR)	56,967,424	$58,006,115	$(1,038,691)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.

The effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2011.

	Liability Derivatives

Derivatives	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized depreciation on forward currency contracts	$1,038,691

Total		$1,038,691

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber

Samuel A. Lieber President (Principal Executive Officer)

Date:	September 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber President (Principal Executive Officer)

Date:	September 29, 2011

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2011